CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by operating activities:
Net loss	$ (2,591,642)	$ (1,569,718)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Depreciation and amortization	125,601	250,252
Stock compensation expense for options and warrants granted to employees and consultants	303,979	363,248
Fair value of restricted stock granted for marketing services	81,703
Fair value of warrants issued for marketing services		90,161
Change in fair value of derivative liabilities	(62,000)
Interest expense related to accretion of debt discount costs	58,750
Interest expense related to amortization of loan acquisition costs	36,544
Changes in operating assets and liabilities:
Accounts receivable	(872,487)	237,347
Prepaid and other current assets	256,506	(238,237)
Supplies	35,971	(150,675)
Deposits		15,779
Accounts payable and accrued expenses	218,842	1,291,948
Accrued compensation and benefits	259,216	217,830
Deferred revenue	125,965	(93,469)
Net cash provided by (used for) operating activities	(2,023,052)	414,466
Cash flows (used for) investing activities:
Purchases of property and equipment	(24,669)	(88,240)
Net cash (used for) investing activities	(24,669)	(88,240)
Cash flows provided by financing activities:
Net proceeds from issuance of Common Stock		161,450
Proceeds from convertible notes payable	1,850,000
Acquisition fees paid for convertible notes payable	(171,620)
Payments on capital leases	(48,451)	(19,355)
Net cash provided by financing activities	1,629,929	142,095
Net increase (decrease) in cash and cash equivalents	(417,792)	468,321
Cash and cash equivalents, beginning of year	2,249,907	1,781,586
Cash and cash equivalents, end of year	$ 1,832,115	$ 2,249,907